Loss Per Share - Schedule of Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earn-out Shares [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share	2,800,000	2,800,000	2,800,000
Original Option Units [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share	1,249,771	1,156,334	1,579,525
Additional Option Units [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share	29,523	30,647	51,690
Liability-settled share-based payment to non-employee [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share	40,000	40,000	40,000
Convertible Senior Notes [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share		921,659	921,659
Convertible Junior Notes [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share	21,832,126	14,700,619
Convertible Senior Secured Notes [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Securities were excluded from the computation of diluted net loss per share	32,320,538